Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000005793 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	10.25%	7.66%	5.28%
C000005790 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	4.25%	6.24%	4.43%
C000005792 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	8.15%	6.56%	4.37%
C000172904 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	10.38%	7.76%	5.35%
C000005794 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	9.63%	7.00%	4.64%
Without Sales Load [Member] | C000005790 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	10.03%	7.39%	5.00%
Without Sales Load [Member] | C000005792 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	9.15%	6.56%	4.37%
FTSE World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Index
Average Annual Return, Percent	12.34%	14.26%	9.59%
Reference Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Reference Benchmark
Average Annual Return, Percent	10.79%	7.80%	6.25%